PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

March 18, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Global Total Return Fund, Inc.

Registration numbers 333-63943 and 811-04661

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497(e) containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 10, 2011, to the Prospectus, dated February 15, 2011 for the Prudential Global Total Return Fund, Inc. (SEC accession number 0000067590-11-000111). The purpose of the filing is to submit the 497(e) filing dated March 10, 2011 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary